Guarantor Subsidiaries - Cash Flows (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	2									2	1	2	3	2
Depreciation, amortization and accretion expense	30			29						60	56	115	113	105
Asset impairment losses												0	3	5
Non-cash interest expense												0	1	0
Deferred income tax expense										8	(4)	(1)	12	6
Changes in current assets and current liabilities										217	22	42	(40)	12
Equity in Earnings of Subsidiaries										0
Other operating activities, net										0	3	(2)	5	2
Net cash provided by operating activities										351	200	364	308	323
Cash flows from investing activities:
Capital expenditures										(90)	(46)	(156)	(130)	(105)
Proceeds from dispositions of property and equipment										0	2	2	5	3
Acquisitions										(4)	(61)	(61)	0	0
Other investing activities, net										(2)	0	0	(2)	(2)
Net cash used in investing activities										(96)	(105)	(215)	(127)	(104)
Cash flows from financing activities:
Investment in subsidiaries	0									0
Proceeds from issuance of long-term debt										500	0
Payments of capital lease obligations										(1)	0	(1)	(1)	(1)
Net transfers to Parent										(378)	(172)	(219)	(150)	(220)
Debt issuance and credit facility origination costs										(18)	0
Intercompany funding										0
Net transfers to Valero										(378)
Net cash provided by (used in) financing activities										103	(172)	(220)	(151)	(221)
Effect of foreign exchange rate changes on cash										(5)	(1)	0	0	1
Net increase (decrease) in cash										353	(78)	(71)	30	(1)
Cash at beginning of period			54		132				102	61	132	132	102	103
Cash at end of period	414	61		54		132				414	54	61	132	102
Parent Company
Net income										20		0
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense										0
Depreciation, amortization and accretion expense										0		0
Deferred income tax expense										0		0
Changes in current assets and current liabilities										6		0
Equity in Earnings of Subsidiaries										(28)
Other operating activities, net										0		0
Net cash provided by operating activities										(2)		0
Cash flows from investing activities:
Capital expenditures										0		0
Proceeds from dispositions of property and equipment										0		0
Acquisitions										0		0
Other investing activities, net										0		0
Net cash used in investing activities										0		0
Cash flows from financing activities:
Investment in subsidiaries	1,610									1,610
Proceeds from issuance of long-term debt										500
Payments of capital lease obligations										0		0
Net transfers to Parent												0
Debt issuance and credit facility origination costs										(18)
Intercompany funding										20
Net transfers to Valero										(500)
Net cash provided by (used in) financing activities										2		0
Effect of foreign exchange rate changes on cash										0		0
Net increase (decrease) in cash										0		0
Cash at beginning of period					0					0	0	0
Cash at end of period	0	0								0		0
Guarantor Subsidiaries
Net income										34	75	127	101	100
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense										2	1
Depreciation, amortization and accretion expense										42	38	78	76	72
Asset impairment losses													2	2
Non-cash interest expense													1
Deferred income tax expense										5	(5)	1	14	9
Changes in current assets and current liabilities										149	(3)	20	(35)	(6)
Equity in Earnings of Subsidiaries										0
Other operating activities, net											3	(2)	5	1
Net cash provided by operating activities										232	109	224	164	178
Cash flows from investing activities:
Capital expenditures										(78)	(35)	(114)	(91)	(68)
Proceeds from dispositions of property and equipment										0	1	2	3	2
Acquisitions										0	(61)	(61)
Other investing activities, net										(1)	0	0	(1)	(1)
Net cash used in investing activities										(79)	(95)	(173)	(89)	(67)
Cash flows from financing activities:
Investment in subsidiaries	0									0
Proceeds from issuance of long-term debt										0
Payments of capital lease obligations										(1)	0	(1)	(1)	(1)
Net transfers to Parent											(89)	(122)	(47)	(116)
Debt issuance and credit facility origination costs										0
Intercompany funding										(20)
Net transfers to Valero										90
Net cash provided by (used in) financing activities										69	(89)	(123)	(48)	(117)
Effect of foreign exchange rate changes on cash										0	0	0	0	0
Net increase (decrease) in cash										222	(75)	(72)	27	(6)
Cash at beginning of period					116				89	44	116	116	89	95
Cash at end of period	266	44		41		116				266	41	44	116	89
Non-Guarantor Subsidiaries
Net income										38	47	83	113	93
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense										0	0
Depreciation, amortization and accretion expense										18	18	37	37	33
Asset impairment losses													1	3
Non-cash interest expense													0
Deferred income tax expense										3	1	(2)	(2)	(3)
Changes in current assets and current liabilities										62	25	22	(5)	18
Equity in Earnings of Subsidiaries										0
Other operating activities, net											0	0	0	1
Net cash provided by operating activities										121	91	140	144	145
Cash flows from investing activities:
Capital expenditures										(12)	(11)	(42)	(39)	(37)
Proceeds from dispositions of property and equipment										0	1	0	2	1
Acquisitions										(4)	0	0
Other investing activities, net										(1)	0	0	(1)	(1)
Net cash used in investing activities										(17)	(10)	(42)	(38)	(37)
Cash flows from financing activities:
Investment in subsidiaries	0									0
Proceeds from issuance of long-term debt										0
Payments of capital lease obligations										0	0	0	0	0
Net transfers to Parent											(83)	(97)	(103)	(104)
Debt issuance and credit facility origination costs										0
Intercompany funding										0
Net transfers to Valero										32
Net cash provided by (used in) financing activities										32	(83)	(97)	(103)	(104)
Effect of foreign exchange rate changes on cash										(5)	(1)	0	0	1
Net increase (decrease) in cash										131	(3)	1	3	5
Cash at beginning of period					16				13	17	16	16	13	8
Cash at end of period	148	17		13		16				148	13	17	16	13
Consolidation, Eliminations
Net income										(28)		0
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense										0
Depreciation, amortization and accretion expense										0		0
Deferred income tax expense										0		0
Changes in current assets and current liabilities										0		0
Equity in Earnings of Subsidiaries										28
Other operating activities, net										0		0
Net cash provided by operating activities										0		0
Cash flows from investing activities:
Capital expenditures										0		0
Proceeds from dispositions of property and equipment										0		0
Acquisitions										0		0
Other investing activities, net										0		0
Net cash used in investing activities										0		0
Cash flows from financing activities:
Investment in subsidiaries	(1,610)									(1,610)
Proceeds from issuance of long-term debt										0
Payments of capital lease obligations										0		0
Net transfers to Parent												0
Debt issuance and credit facility origination costs										0
Intercompany funding										0
Net transfers to Valero										0
Net cash provided by (used in) financing activities										0		0
Effect of foreign exchange rate changes on cash										0		0
Net increase (decrease) in cash										0		0
Cash at beginning of period					0					0	0	0
Cash at end of period	0	0								0		0
Net Parent Investment
Net income										44		210	214	193
Net Parent Investment | Guarantor Subsidiaries
Net income										17
Adjustments to reconcile net income to net cash provided by operating activities:
Other operating activities, net										0
Net Parent Investment | Non-Guarantor Subsidiaries
Net income										27
Adjustments to reconcile net income to net cash provided by operating activities:
Other operating activities, net										$ 0